COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of commitments to purchase certain computer and network equipment and construction-in-progress
Purchase Commitments

As of December 31, 2020, the Company has the following commitments to purchase certain computer and network equipment and construction-in-progress:

	RMB	US$
For the year ending December 31,
2021	1,678,273	257,207
2022 and thereafter	—	—
	1,678,273	257,207

Schedule of outstanding purchase commitments in relation to bandwidth and cabinet capacity
Purchase Commitments

As of December 31, 2020, the Company has outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
For the year ending December 31,
2021	706,715	108,309
2022	149,331	22,886
2023	6,458	990
2024	2,189	335
2025 and thereafter	6,512	998
	871,205	133,518